Cover	Feb. 15, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity File Number	001-40068
Entity Registrant Name	Medicus Sciences Acquisition Corp.
Entity Central Index Key	0001836517
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	152 West 57th Street
Entity Address, Address Line Two	Floor 20
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	259-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, $0.0001 par value
Trading Symbol	MSAC
Security Exchange Name	NASDAQ
Redeemable Warrants Each Warrant Exercisable For One Class A Ordinary Share For Dollar 11. 50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share for $11.50 per share
Trading Symbol	MSACW
Security Exchange Name	NASDAQ